Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details)	12 Months Ended
Dec. 28, 2013
Patent [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Trademarks [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
License Fee [Member]
Finite-Lived Intangible Asset, Useful Life	10 years